Prepayments, Deposits and Other Assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments Deposits And Other Assets Net [Abstract]
Schedule of prepayments, deposits and other assets, net
	As of December 31,
	2021	2020

Security deposits (1)	$381,813	$385,607
Advances to suppliers	1,483,084	1,508,022
Advances to employees	317,725	215,735
Prepaid expense	360,074	293,573
Others	188,216	288,464
	2,730,912	2,691,401
Less: Long term portion	(381,656)	(385,607)
Allowance for doubtful accounts	(313,844)	(306,513)
Prepayments, deposits and other assets – current portion	$2,035,412	$1,999,281

(1)	Security deposits mainly represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.

Schedule of allowance for doubtful accounts
	As of December 31,
	2021	2020	2019

Beginning balance	$306,513	$31,139	$14,047
Provision(recovery) for doubtful accounts	88,846	258,280	17,400
Write off	(88,846)	-	-
Foreign currency translation adjustments	7,331	17,094	(308)
Ending balance	$313,844	$306,513	$31,139